ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Melco Resorts & Entertainment Limited (“Melco”) was incorporated in the Cayman Islands, with its American depositary shares (“ADSs”) listed on the Nasdaq Global Select Market under the symbol “MLCO” in the United States of America (the “U.S.”).
Melco together with its subsidiaries (collectively referred to as the “Company”) is a developer, owner and operator of integrated resort facilities in Asia and Europe. The Company currently operates Altira Macau, an integrated resort located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated resort located at Cotai, Macau and Grand Dragon Casino, a casino located at Taipa, Macau. The Company’s business also includes the Mocha Clubs, which comprise the non-casino
based operations of electronic gaming machines in Macau. Melco, through its subsidiaries, including Studio City International Holdings Limited (“Studio City International”), which is majority-owned by Melco and with its ADSs listed on the New York Stock Exchange in the U.S., also operates Studio City, a cinematically-themed integrated resort in Cotai, Macau. In the Philippines, a majority-owned subsidiary of Melco operates and manages City of Dreams Manila, an integrated resort in the Entertainment City complex in Manila. In Europe, Melco, through its majority-owned subsidiaries, ICR Cyprus Holdings Limited (“ICR Cyprus”) and its subsidiaries (collectively referred to as “ICR Cyprus Group”), is currently developing City of Dreams Mediterranean, an integrated resort in Limassol, in the Republic of Cyprus (“Cyprus”), and is currently operating a temporary casino in Limassol and is licensed to operate four satellite casinos in Cyprus (“Cyprus Operations”). Upon the opening of City of Dreams Mediterranean, the Company will continue to operate the satellite casinos while operation of the temporary casino will cease.
As of December 31, 2021 and 2020, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.

(b)	Recent Developments Related to COVID-19 and Business Operation
The disruptions to the Company’s business caused by the coronavirus
(COVID-19)
outbreak continue to have a material effect on its financial condition and operations during 2021.
In Macau, the Company’s operations have been impacted by periodic travel restrictions and quarantine requirements being imposed by the governments of Macau, Hong Kong and the People’s Republic of China (“PRC”) in response to various outbreaks and also due to the PRC’s “dynamic zero” policy. The appearance of
COVID-19
cases in Macau in early August 2021 and late September 2021 led to city-wide mandatory testing, mandatory closure of most entertainment and leisure venues (casinos and gaming areas excluded), and strict travel restrictions and requirements being implemented to enter and exit Macau. Since October 19, 2021, authorities have eased pandemic prevention measures such that travelers are no longer required to undergo a
14-day
quarantine on arrival in Zhuhai, and the validity of nucleic acid tests to enter Zhuhai was extended from 24 hours to 7 days. The validity of nucleic acid tests to enter Macau and quarantine requirements upon entry to Macau vary from time to time and is currently set at 24 hours for entry from Zhuhai. Health-related precautionary measures remain in place and non-Macau resident individuals who are not residents of Taiwan, Hong Kong, or the PRC continue to be unable to enter Macau, except if they have been in Hong Kong or the PRC in the preceding 21 days and are eligible for an exemption application.
In the Philippines, City of Dreams Manila’s operations have been impacted by the on-and-off travel restrictions and was operated at limited operational capacity under different levels of community quarantine measures in Metro Manila as imposed by the Philippine government in response to
COVID-19
cases
. During the period from March 29, 2021 to April 30, 2021 and from August 6, 2021 to September 16, 2021, City of Dreams Manila’s operations were closed due to a resurgence in
COVID-19
cases. On October 16, 2021, the Philippine government downgraded the community quarantine measure to Alert Level 3, allowing hotels to take vaccinated local guests on staycation packages, and was further downgraded to Alert Level 2 on November 5, 2021 allowing hotels to take leisure guests. The Philippine government re-opened the borders to fully vaccinated international tourists with a negative RT-PCR test taken within 48 hours of departure of their country of origin effective on February 10, 2022 and lowered COVID-19 restrictions to Alert Level 1 effective on March 1, 2022 which allows casinos to operate at 100% capacity, subject to certain guidelines.
In Cyprus, the Company’s Cyprus Operations were closed during the period from January 1, 2021 to May 16, 2021 due to the Cyprus government mandated lockdown. The Cyprus Operations were resumed on May 17, 2021 at limited capacities after the Cyprus government relaxed
COVID-19
restrictions. With a surge in COVID-19 cases, authorities stepped up COVID-19 restrictions from the end of December 2021 by reducing the capacity at certain venues and increasing restrictions for unvaccinated people, however, the casinos of the Cyprus Operations remained open during the period and such restrictions have been eased after February 21, 2022.
The
COVID-19
outbreak has also impacted the construction schedules of the remaining development project at Studio City and the City of Dreams Mediterranean project in Cyprus. As announced by Studio City International in May 2021, the Macau government granted an extension of the development period under the Studio City land concession to December 27, 2022. The opening of City of Dreams Mediterranean is now expected to be in the second half of 2022.
The pace of recovery from
COVID-19-related
disruptions continues to depend on future events, including duration of travel and visa restrictions, the pace of vaccination progress, development of new medicines for
COVID-19
as well as customer sentiment and consumer behavior related to discretionary spending and travel, all of which remain highly uncertain.
Also, there have been concerns over the recent military conflict between Russia and Ukraine which has led to sanctions and export controls imposed by the United States, The European Union, the United Kingdom and other countries targeting Russia, its financial system and major financial institutions and certain Russian entities and persons. Such military conflict and the new and growing lists of sanctions and measures are extensive and rapidly changing, could be difficult to comply with and could also significantly increase the Company’s business and compliance costs as well as having a negative impact on the Company’s business and ability to accept certain customers from Russia, and may materially and adversely affect the Company’s business in Cyprus.
The Company is currently unable to reasonably estimate the financial impact to its future results of operations, cash flows and financial condition from these disruptions.
As of December 31, 2021, the Company had cash and cash equivalents, of $1,652,890 and available borrowing capacity of $1,580,812, subject to the satisfaction of certain conditions precedent.
The Company has taken various mitigating measures to manage through the current
COVID-19
outbreak challenges, such as implementing cost reduction programs to minimize cash outflows for non-essential
items, rationalizing the Company’s capital expenditure programs with deferrals and reductions, refinancing certain existing borrowings and raising additional capital through debt and equity offerings.
The Company believes it will be able to support continuing operations and capital expenditures for at least twelve months after the date that these consolidated financial statements are issued.
Unrelated to the COVID-19 outbreak, in December 2021, Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco, ceased all gaming promoter arrangements in Macau. The Company is currently unable to reasonably estimate the financial impact to its future results of operations, cash flows and financial condition from this change in its operations.

(c)	Macau gaming subconcession contract
On September 8, 2006, Melco Resorts Macau entered into a subconcession contract to operate its gaming business in Macau. Melco Resorts Macau’s subconcession contract expires on June 26, 2022. Under current applicable Macau gaming law, a concession or subconcession may be extended or renewed by order of the Macau Chief Executive, one or more times, up to a maximum of five years.
Melco Resorts Macau and Studio City Entertainment Limited (“Studio City Entertainment”), a subsidiary of Melco, entered into a services and right to use agreement dated May 11, 2007, as amended on June 15, 2012, together with related agreements (the “Services and Right to Use Arrangements”) under which Melco Resorts Macau agreed to operate the gaming area at Studio City (“Studio City Casino”) since Studio City Entertainment does not hold a gaming license in Macau. Under such arrangements, Melco Resorts Macau deducts gaming taxes and the costs incurred in connection with its operations from Studio City Casino’s gross gaming revenues. Studio City Entertainment receives the residual amount and recognizes such residual amount as its revenue from provision of gaming related services. These arrangements remain effective until June 26, 2022, and will be extended if Melco Resorts Macau obtains a gaming concession, subconcession or other right to legally operate gaming in Macau beyond June 26, 2022 and if the Macau government permits such extension.
In January 2022, the Macau government put forth a proposed law amending the Macau gaming law which is under review and a revised proposed law amending the gaming law is expected to be put forth by the Macau government for final approval by the Macau Legislative Assembly in April 2022.
The Macau government has publicly stated that the concessions and subconcessions contracts may be extended until December 31, 2022 to enable the conclusion of the proposed amendments to Macau’s gaming law and the completion of the tender process, for new concessions. On March 11, 2022, Melco Resorts Macau filed an application with the Macau government for the extension of its subconcession contract until December 31, 2022 and, in connection with such application, will be required to pay an extension premium of up to Macau Patacas (“MOP”)
 47,000,000 (equivalent to $5,851)
and provide a bank guarantee in favor of the Macau government for the payment of potential labor liabilities should Melco Resorts Macau not be granted a new concession (or have its subconcession further extended) after December 31, 2022. The extension of the subconcession contract is subject to the approval of the Macau government and execution of an addendum to the subconcession contract.
Under the indentures of the Company’s senior notes, holders of the senior notes can require the respective issuer to repurchase all or any part of the senior notes at par, plus any accrued and unpaid interest (the “Special Put Option”) (i) upon the occurrence of any event after which none of Melco

Resorts Finance Limited (“Melco Resorts Finance”), a subsidiary of Melco, or any of its subsidiaries has such licenses, concessions, subconcessions or other permits or authorizations as are necessary to own or manage casino or gaming areas or operate casino games of fortune and chance in Macau in substantially the same manner and scope as such relevant issuers and its subsidiaries were entitled, permitted or authorized to as of the issue date of the respective senior notes or, in the case of Studio City Finance Limited (“Studio City Finance”) and Studio City Company Limited (“Studio City Company”), both majority-owned subsidiaries of Melco, in which Melco Resorts Macau’s subconcession or other permits or authorizations as are necessary for the operation of the Studio City Casino in substantially the same manner and scope as operations were conducted at the issue date of the respective senior notes issued by Studio City Finance and Studio City Company cease to be in full force and effect, for a period of ten consecutive days or more, and such event has a material adverse effect on the financial condition, business, properties or results of operations of the respective issuers and its subsidiaries, taken as a whole; or (ii) if the termination, rescission, revocation or modification of Melco Resorts Macau’s subconcession has had a material adverse effect on the financial condition, business, properties, or results of operations of the respective issuer and its subsidiaries.
In addition, in relation to the Company’s various credit facilities, any termination, revocation, rescission or modification of Melco Resorts Macau’s subconcession which has had a material adverse effect on the financial condition, business, properties, or results of operations of the Company, taken as a whole, would constitute a mandatory prepayment event, which would result in (i) the cancellation of available commitments; and (ii) subject to each lender’s election, such electing lender’s share of all outstanding amounts under such facilities becoming immediately due and payable.
The Company believes Melco Resorts Macau is in a position to satisfy the requirements related to the extension of its subconcession and the award of a new concession as they may be established by the Macau government and, the Services and Right to Use Arrangements will be extended, at least for the transition period of three years. Accordingly, the accompanying consolidated financial statements are prepared on a going concern basis.